Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets
Schedule of prepayments and other current assets

		As of December 31,
	Note	2022	2023
		RMB	RMB
Receivables on behalf of manachised hotels(i)		81,473	187,806
VAT recoverable		23,183	17,522
Prepaid advertising fees		3,979	15,363
Prepaid property management fees		5,467	9,333
Contract assets	13(b)	8,741	5,184
Prepayment for purchase of goods and service		5,990	4,264
Deposits		2,165	2,331
Others		6,027	13,221
Subtotal		137,025	255,024
Less: allowance for doubtful accounts		(3,124)	(3,124)
Total		133,901	251,900

(i)The amount represents fees to be collected from corporate customers and travel agencies on behalf of franchisees

Schedule of changes in allowance for doubtful accounts

	As of December 31,
	2022	2023
	RMB	RMB
At the beginning of the year	3,124	3,124
Allowance made during the year	—	—
At the end of the year	3,124	3,124